Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2021	Oct. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	21,426,844	21,426,844
Ordinary shares outstanding	21,426,844	21,426,844